Operating Expense - Summary of Operating Expenses and Other Operating Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	€ (35,818)	€ (35,166)	€ (59,097)
General and administrative expenses	(16,405)	(16,153)	(14,270)
Marketing and market access expenses	(992)	(1,539)	(11,216)
Reorganization And Restructuring Expenses	11	(142)	(5,308)
Other operating income (expense)	(652)	(763)	(764)
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	53,855	53,763	90,655
Current provisions	61	313
Raw materials & consumables used
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(1,876)	(1,305)	(1,876)
General and administrative expenses	(248)	(161)	(202)
Marketing and market access expenses	(3)	(1)	(7)
Reorganization And Restructuring Expenses	0	(5)	0
Other operating income (expense)	0	0	0
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	2,128	1,472	2,085
Contracted research & development activities conducted by third parties
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(17,407)	(18,808)	(39,216)
General and administrative expenses	(71)	(85)	(92)
Marketing and market access expenses	(1)	(1)	(2)
Reorganization And Restructuring Expenses	0	0	0
Other operating income (expense)	0	0	0
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	17,479	18,895	39,310
Employee expenses
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(10,029)	(8,192)	(11,554)
General and administrative expenses	(6,772)	(7,379)	(6,936)
Marketing and market access expenses	(565)	(783)	(1,298)
Reorganization And Restructuring Expenses	0	0	8
Other operating income (expense)	0	0	0
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	17,366	16,354	19,779
Other expenses (maintenance, fees, travel, taxes)
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(5,177)	(4,593)	(5,465)
General and administrative expenses	(9,168)	(8,003)	(6,545)
Marketing and market access expenses	(416)	(741)	(9,818)
Reorganization And Restructuring Expenses	0	(2,343)	(2,141)
Other operating income (expense)	(667)	(338)	(684)
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	15,429	16,019	24,655
Depreciation, amortization & impairment charges
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(1,328)	(2,247)	(985)
General and administrative expenses	(146)	(541)	(495)
Marketing and market access expenses	(6)	(13)	(90)
Reorganization And Restructuring Expenses	11	2,206	(3,175)
Other operating income (expense)	0	4	0
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	1,469	591	4,746
Gain / (loss) on disposal of property, plant & equipment
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	0	(19)	0
General and administrative expenses	0	15	0
Marketing and market access expenses	0	0	0
Reorganization And Restructuring Expenses	0	0	0
Other operating income (expense)	16	(429)	(80)
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	€ (16)	€ 433	€ 80